Segment Reporting (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Segment Reporting [Line Items]
Revenues	€ 110,013	€ 107,384	€ 26,430
Customers One [Member]
Segment Reporting [Line Items]
Revenues	43,684	15,046	8,208
Customer Two [Member]
Segment Reporting [Line Items]
Revenues	€ 17,028	€ 39,066	€ 7,145
Operating segment [Member]
Segment Reporting [Line Items]
Operating segments (in segment) | segment	2